OPERATIONS AND CORPORATE REORGANIZATION - Additional Information (Detail)	Jul. 03, 2020 shares
Cosan Logística S.A. shares [member]
Disclosure of operations and corporate reorganization [line items]
Shares exchange ratio	0.25360679585
Cosan S.A. share or Cosan S.A. American Depositary Share [Member]
Disclosure of operations and corporate reorganization [line items]
Shares exchange ratio	0.772788
Cosan S.A. share [Member]
Disclosure of operations and corporate reorganization [line items]
Shares exchange ratio	3.943112
Ordinary shares Class A and Class B [Member] | Cosan S.A. American Depositary Share [Member]
Disclosure of operations and corporate reorganization [line items]
Number of depositary receipt received from conversion	1.29401595263